NEW ACCOUNTING STANDARDS AND INTERPRETATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining years	1 year 4 months 24 days
January 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	From 6.89% to 7.10%.
Operating lease assets	$ 393,000
Operating lease liabilities	$ 405,000